SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
------------------------------------------------------------------------------
                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                       Anchor Advisor Variable Annuity
                     Polaris Advantage Variable Annuity
                    Polaris Advantage II Variable Annuity
                       Polaris Advisor Variable Annuity
                     Polaris Advisor III Variable Annuity
                   Polaris Advisory Income Variable Annuity
                  Polaris II Platinum Series Variable Annuity
                  Polaris Preferred Solution Variable Annuity
                       Polaris Protector Variable Annuity
                    Polaris Select Investor Variable Annuity


      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        FS VARIABLE SEPARATE ACCOUNT
                      Polaris Advantage Variable Annuity
                     Polaris Advantage II Variable Annuity
                        Polaris Choice Variable Annuity
                      Polaris Choice III Variable Annuity
                      Polaris Choice IV Variable Annuity
             Polaris II A-Class Platinum Series Variable Annuity
                        Polaris II Variable Annuity
                  Polaris Select Investor Variable Annuity


                 THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         VALIC SEPARATE ACCOUNT A
                   Polaris Choice Elite Variable Annuity

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Effective on or about January 25, 2021, "SA Templeton Foreign Value Portfolio"
was renamed "SA PIMCO RAE International Value Portfolio" and its subadvisor was changed from "Templeton Investment Counsel, LLC" to "Pacific Investment Management Company LLC." Accordingly, all references in the prospectus are replaced as follows:


Former Underlying    New Underlying	     Managed by           Trust
Fund Name	     Fund Name
----------------     --------------------    ----------------     ------
SA Templeton         SA PIMCO RAE            Pacific Investment   SAST
Foreign Value        International Value     Management Company
Portfolio            Portfolio



Dated: January 25, 2021


               Please keep this supplement with your prospectus.